SCHEDULE OF AMOUNT DUE FROM RELATED PARTIES (Details) - SGD ($)		Jun. 30, 2025	Jun. 30, 2024
Defined Benefit Plan Disclosure [Line Items]
Amount due from related parties		$ 28,195	$ 71,477
LRS-Premium Pte. Ltd. [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount due from related parties	[1]
Team General Construction Pte. Ltd. [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount due from related parties	[2]	4,822	39,502
Premium Rich Engineering Pte. Ltd. [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount due from related parties	[3]	18,495
Hing Fatt Building & Material Pte. Ltd. [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount due from related parties	[4]	$ 4,878	$ 31,975

[1]	60% shares held by our Company’s Chief Executive Officer, Mr Gao
[2]	60% shares held by our Company’s Chief Executive Officer, Mr Gao via Premium-Rich Engineering Pte. Ltd.
[3]	100% shares held by Mr Gao
[4]	100% shares held by Mr Gao